Equity - Own shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	4 Months Ended	7 Months Ended	12 Months Ended			42 Months Ended
	Jun. 06, 2023	Feb. 03, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Feb. 03, 2023	Oct. 06, 2022	Sep. 30, 2021
Disclosure of reserves within equity [line items]
Share capital			£ 712	£ 723	£ 741
Number of shares authorised to be repurchased (in shares)							227,870,414
Repurchase of shares percentage of market value per share to be paid upon purchase							105.00%
Par value of shares authorised to be repurchased (in GBP per share)								£ 0.28935
Share buyback programme
Disclosure of reserves within equity [line items]
Stock Repurchase Program, Authorized Amount 2	£ 500
Stock repurchase program, authorized amount		£ 900				£ 4,500
Share buyback programme | Diageo Plc
Disclosure of reserves within equity [line items]
Number of shares purchased - share buyback programme (in shares)			38,000,000	61,000,000	3,000,000
Purchase of own shares percentage of issued ordinary share capital			1.50%	2.40%	0.10%
Weighted average share price per share (in GBP per share)			£ 36.16	£ 37.09	£ 34.07
Purchase of own shares			£ 1,381	£ 2,284	£ 109
Transaction costs			£ 13	£ 16	£ 1
Employee share trusts
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)			3,000,000	2,000,000	2,000,000
Share capital			£ 52	£ 25	£ 47
Market value of shares outstanding			£ 101	£ 63	£ 74